INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2025
INVENTORIES, NET
Schedule of Inventories

	As of December 31,
	2024	2025
	US$	US$
Raw materials	5,699	5,894
Work in process	5,265	4,830
Finished goods	45,825	62,032
Inventories, net	56,789	72,756